Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2018
Prospectus Date	rr_ProspectusDate	Oct. 28, 2018
Silk Invest New Horizons Frontier Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	ust_ProspectusSupplementTextBlock

November 13, 2018

SILK INVEST NEW HORIZONS FRONTIER FUND (the "Fund")

Supplement to the Prospectus and Statement of Additional Information dated October 28, 2018

The Board of Trustees of Unified Series Trust has approved the conversion of the Fund's Service Class shares into Institutional Class shares. Shareholders who currently hold Service Class shares will receive Institutional Class shares equivalent in aggregate value at the time of conversion, and affected shareholders will experience lower net operating expense ratios. The share class conversion is expected to take place after the close of business on December 20, 2018; it is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders.

Performance.

In addition, the following sentence is added to the Performance section on page 7 of the prospectus under the bar chart:

The Fund's year-to-date return through September 30, 2018 is (13.74)%

You should read this supplement in conjunction with the Fund's Prospectus and Statement of Additional Information, each dated October 28, 2018, and retain it for future reference.